Business Combination	9 Months Ended
Sep. 30, 2018
Business Combinations [Abstract]
Business Combination
3.	BUSINESS COMBINATION

The total purchase consideration for business combinations in aggregate was RMB2.4 billion (US$ 353 million) including RMB1.3 billion (US$192 million) in cash for the nine-month period ended September 30, 2018, among which RMB1.9 billion (US$271 million) was allocated to goodwill, RMB958 million (US$139 million) was allocated to intangible assets, RMB491 million (US$73 million) was allocated to net assets other than goodwill and intangible assets and RMB889 million (US$130 million) was allocated to noncontrolling interest. The total purchase consideration for business combinations was RMB721 million for the nine-month period ended September 30, 2017. The Company expects to achieve significant synergies from such acquisitions which it plans to complement its existing businesses. The acquired entities were considered insignificant, both individually and in aggregate. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition.

Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, both individually and in aggregate, were not significant to the Company’s consolidated results of operations.